Securities - Summary of Amortized Cost Securities (Detail) - CAD ($) $ in Millions		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		$ 122,102	$ 105,784	$ 106,590
Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		6,351		7,136
Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		5,597		5,588
US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		58,221		59,245
US State Municipal And Agencies Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		187		109
Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,123		1,387
NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[1]	48,847		31,013
Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,776		2,112
Fair Value [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		113,234		94,832
Fair Value [member] | Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		6,355		7,129
Fair Value [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		5,617		5,583
Fair Value [member] | US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		52,797		51,717
Fair Value [member] | US State Municipal And Agencies Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		190		105
Fair Value [member] | Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,141		1,377
Fair Value [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[1]	45,400		26,864
Fair Value [member] | Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		$ 1,734		$ 2,057

[1]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.